Note 4 - Revenue Recognition (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year Ended
	March 31,	March 31,
	2019	2018
Canned Vegetables	$815.8	$721.1
B&G*	71.2	124.8
Frozen	113.1	105.9
Fruit Products	91.9	91.0
Chip Products	9.7	10.1
Prepared Foods	79.6	92.8
Other	18.3	17.2
	$1,199.6	$1,162.9

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	For the Twelve Months Ended
	March 31, 2018
	As Reported	606	Less Discontinued	As
	(1)	Adjustments	Operations	Adjusted
Net sales	$1,314,765	$13,797	$(165,668)	$1,162,894
Cost of products sold	1,240,178	15,920	(174,207)	1,081,891
Gross profit (loss)	74,587	(2,123)	8,539	81,003
Operating (loss) income	(5,267)	(2,123)	22,221	14,831
(Loss) earnings before income taxes	(20,283)	4,577	24,440	8,734
Net (loss) earnings from continuing operations	(13,811)	5,331	18,529	10,049